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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number: ____________

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CR Intrinsic Investors, LLC
Address: 72 Cummings Point Road
         Stamford, Connecticut 06902

Form 13F File Number: 28-11740

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Peter Nussbaum
Title: Authorized Person
Phone: 203-890-2094

Signature, Place, and Date of Signing:


        /s/ Peter Nussbaum             Stamford, Connecticut   February 17, 2009
------------------------------------   ---------------------   -----------------
             [Signature]                   [City, State]             [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 2

Form 13F Information Table Entry Total:           95*

Form 13F Information Table Value Total:     $320,363
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ------------------------------
 1    28-5608                S.A.C. Capital Management, LLC
 2    28-4043                S.A.C. Capital Advisors, LLC

* Positions that are exempt from reporting under Special Instruction 9 to the Form 13F are excluded. However, positions that would not be exempt when aggregated with positions of the same security held by (i) the Other Included Managers or (ii) certain affiliates of the Reporting Manager which include the Reporting Manager as an Other Included Manager on their own Forms 13F, are listed herein.

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
          COLUMN 1            COLUMN 2  COLUMN 3 COLUMN 4         COLUMN 5            COLUMN 6    COLUMN 7        COLUMN 8
---------------------------- --------- --------- -------- ------------------------ -------------- -------- ---------------------
                                                                                                              VOTING AUTHORITY
                              TITLE OF             VALUE    SHRS OR          PUT /   INVESTMENT     OTHER  ---------------------
       NAME OF ISSUER          CLASS     CUSIP   (X$1000)   PRN AMT   SH/PRN  CALL   DISCRETION   MANAGERS SOLE    SHARED   NONE
---------------------------- --------- --------- -------- ----------- ------ ----- -------------- -------- ---- ----------- ----
ACTIVISION BLIZZARD INC      Common    00507V109    1,296     150,000 SH           Shared-Defined 1,2               150,000
ADVANCE AUTO PARTS INC       Common    00751Y106    5,889     175,000 SH           Shared-Defined 1,2               175,000
ALCON INC                    Common    H01301102   20,254     227,083 SH           Shared-Defined 1,2               227,083
AMAG PHARMACEUTICALS INC     Common    00163U106    6,159     171,800 SH           Shared-Defined 1,2               171,800
AMAZON COM INC               Common    023135106    3,846      75,000 SH           Shared-Defined 1,2                75,000
AMERICAN TOWER CORP          Common    029912201      235       8,000 SH           Shared-Defined 1,2                 8,000
BANK OF NEW YORK MELLON CORP Common    064058100    1,417      50,000 SH           Shared-Defined 1,2                50,000
BAXTER INTL INC              Common    071813109    9,378     175,000 SH           Shared-Defined 1,2               175,000
BB&T CORP                    Option    054937957      687      25,000        Put   Shared-Defined 1,2                25,000
BECTON DICKINSON & CO        Common    075887109    6,839     100,000 SH           Shared-Defined 1,2               100,000
BROADCOM CORP                Common    111320107      509      30,000 SH           Shared-Defined 1,2                30,000
CA INC                       Common    12673P105      185      10,000 SH           Shared-Defined 1,2                10,000
CANADIAN NAT RES LTD         Common    136385101      600      15,000 SH           Shared-Defined 1,2                15,000
CARDIOME PHARMA CORP         Common    14159U202   16,755   3,682,500 SH           Shared-Defined 1,2             3,682,500
CELGENE CORP                 Option    151020954   11,056     200,000        Put   Shared-Defined 1,2               200,000
CENTRAL EUROPEAN DIST CORP   Common    153435102      197      10,000 SH           Shared-Defined 1,2                10,000
CERNER CORP                  Common    156782104      961      25,000 SH           Shared-Defined 1,2                25,000
CIENA CORP                   Common    171779309      168      25,000 SH           Shared-Defined 1,2                25,000
CMS ENERGY CORP              Common    125896100    2,528     250,000 SH           Shared-Defined 1,2               250,000
COACH INC                    Common    189754104    2,077     100,000 SH           Shared-Defined 1,2               100,000
COMMSCOPE INC                Common    203372107      389      25,000 SH           Shared-Defined 1,2                25,000
CONSOLIDATED EDISON INC      Common    209115104    5,061     130,000 SH           Shared-Defined 1,2               130,000
CONSTELLATION ENERGY GROUP I Option    210371950    2,509     100,000        Put   Shared-Defined 1,2               100,000
COUGAR BIOTECHNOLOGY INC     Common    222083107      203       7,800 SH           Shared-Defined 1,2                 7,800
DARDEN RESTAURANTS INC       Common    237194105    1,409      50,000 SH           Shared-Defined 1,2                50,000
DICKS SPORTING GOODS INC     Common    253393102    1,411     100,000 SH           Shared-Defined 1,2               100,000
DOW CHEM CO                  Option    260543953    5,282     350,000        Put   Shared-Defined 1,2               350,000
DUKE ENERGY CORP NEW         Common    26441C105    2,026     135,000 SH           Shared-Defined 1,2               135,000
DYNEGY INC DEL               Common    26817G102    7,000   3,500,000 SH           Shared-Defined 1,2             3,500,000
ECLIPSYS CORP                Common    278856109      213      15,000 SH           Shared-Defined 1,2                15,000
EDISON INTL                  Common    281020107    3,212     100,000 SH           Shared-Defined 1,2               100,000
EQUINIX INC                  Common    29444U502      266       5,000 SH           Shared-Defined 1,2                 5,000
F5 NETWORKS INC              Common    315616102      229      10,000 SH           Shared-Defined 1,2                10,000

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
FIRST HORIZON NATL CORP      Common    320517105    1,057     100,000 SH           Shared-Defined 1,2               100,000
FIRSTENERGY CORP             Common    337932107    6,073     125,000 SH           Shared-Defined 1,2               125,000
FOUNDATION COAL HLDGS INC    Common    35039W100      701      50,000 SH           Shared-Defined 1,2                50,000
FRANKLIN RES INC             Common    354613101    3,189      50,000 SH           Shared-Defined 1,2                50,000
GENENTECH INC                Option    368710906    8,291     100,000        Call  Shared-Defined 1,2               100,000
GOOGLE INC                   Common    38259P508      308       1,000 SH           Shared-Defined 1,2                 1,000
INTERMUNE INC                Option    45884X903    1,200     113,400        Call  Shared-Defined 1,2               113,400
INVESCO LTD                  Common    G491BT108    1,011      70,000 SH           Shared-Defined 1,2                70,000
ISHARES TR                   Common    464287655      886      18,000 SH           Shared-Defined 1,2                18,000
JACK IN THE BOX INC          Common    466367109    4,418     200,000 SH           Shared-Defined 1,2               200,000
JUNIPER NETWORKS INC         Common    48203R104      175      10,000 SH           Shared-Defined 1,2                10,000
KING PHARMACEUTICALS INC     Common    495582108    1,062     100,000 SH           Shared-Defined 1,2               100,000
LIBERTY MEDIA CORP NEW       Common    53071M500    2,954     169,000 SH           Shared-Defined 1,2               169,000
LIFE TECHNOLOGIES CORP       Common    53217V109    2,214      95,000 SH           Shared-Defined 1,2                95,000
LINEAR TECHNOLOGY CORP       Common    535678106      465      21,000 SH           Shared-Defined 1,2                21,000
MACROVISION SOLUTIONS CORP   Common    55611C108      190      15,000 SH           Shared-Defined 1,2                15,000
MARVELL TECHNOLOGY GROUP LTD Common    G5876H105      167      25,000 SH           Shared-Defined 1,2                25,000
MYRIAD GENETICS INC          Common    62855J104      331       5,000 SH           Shared-Defined 1,2                 5,000
NAVISTAR INTL CORP NEW       Common    63934E108   12,035     562,900 SH           Shared-Defined 1,2               562,900
NBTY INC                     Common    628782104      485      31,000 SH           Shared-Defined 1,2                31,000
NIKE INC                     Common    654106103    2,550      50,000 SH           Shared-Defined 1,2                50,000
NRG ENERGY INC               Common    629377508    2,333     100,000 SH           Shared-Defined 1,2               100,000
ON SEMICONDUCTOR CORP        Common    682189105      170      50,000 SH           Shared-Defined 1,2                50,000
ORACLE CORP                  Common    68389X105      266      15,000 SH           Shared-Defined 1,2                15,000
OREXIGEN THERAPEUTICS INC    Common    686164104    7,477   1,340,000 SH           Shared-Defined 1,2             1,340,000
ORIENT-EXPRESS HOTELS LTD    Common    G67743107   21,716   2,835,000 SH           Shared-Defined 1,2             2,835,000
PAIN THERAPEUTICS INC        Option    69562K900    2,723     460,000        Call  Shared-Defined 1,2               460,000
PEOPLES UNITED FINANCIAL INC Common    712704105    1,783     100,000 SH           Shared-Defined 1,2               100,000
PFIZER INC                   Option    717081903    6,199     350,000        Call  Shared-Defined 1,2               350,000
POLYCOM INC                  Common    73172K104    4,053     300,000 SH           Shared-Defined 1,2               300,000
PRICELINE COM INC            Common    741503403    1,952      26,500 SH           Shared-Defined 1,2                26,500
PUBLIC SVC ENTERPRISE GROUP  Common    744573106    1,459      50,000 SH           Shared-Defined 1,2                50,000
PUGET ENERGY INC NEW         Common    745310102    1,364      50,000 SH           Shared-Defined 1,2                50,000
QUALCOMM INC                 Common    747525103      537      15,000 SH           Shared-Defined 1,2                15,000
RELIANT ENERGY INC           Common    75952B105    1,757     303,930 SH           Shared-Defined 1,2               303,930
ROHM & HAAS CO               Option    775371907    3,090      50,000        Call  Shared-Defined 1,2                50,000
SANOFI AVENTIS               Common    80105N105      515      16,000 SH           Shared-Defined 1,2                16,000

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
SANTARUS INC                 Common    802817304      590     375,507 SH           Shared-Defined 1,2               375,507
SELECT SECTOR SPDR TR        Common    81369Y506      932      19,500 SH           Shared-Defined 1,2                19,500
SELECT SECTOR SPDR TR        Common    81369Y605    6,886     550,000 SH           Shared-Defined 1,2               550,000
SEPRACOR INC                 Common    817315104    3,843     350,000 SH           Shared-Defined 1,2               350,000
SEPRACOR INC                 Option    817315904    2,196     200,000        Call  Shared-Defined 1,2               200,000
SEQUENOM INC                 Common    817337405      198      10,000 SH           Shared-Defined 1,2                10,000
SHERWIN WILLIAMS CO          Common    824348106    4,562      76,352 SH           Shared-Defined 1,2                76,352
SIGMA ALDRICH CORP           Common    826552101      422      10,000 SH           Shared-Defined 1,2                10,000
SOUTHERN UN CO NEW           Common    844030106    2,608     200,000 SH           Shared-Defined 1,2               200,000
SPDR TR                      Common    78462F103   11,280     125,000 SH           Shared-Defined 1,2               125,000
SPDR TR                      Option    78462F903    6,768      75,000        Call  Shared-Defined 1,2                75,000
ST JUDE MED INC              Common    790849103    9,888     300,000 SH           Shared-Defined 1,2               300,000
STARBUCKS CORP               Common    855244109    6,209     656,334 SH           Shared-Defined 1,2               656,334
STATE STR CORP               Common    857477103      983      25,000 SH           Shared-Defined 1,2                25,000
SYNAPTICS INC                Common    87157D109      166      10,000 SH           Shared-Defined 1,2                10,000
TESSERA TECHNOLOGIES INC     Common    88164L100      119      10,000 SH           Shared-Defined 1,2                10,000
TEVA PHARMACEUTICAL INDS LTD Common    881624209    3,661      86,000 SH           Shared-Defined 1,2                86,000
THERMO FISHER SCIENTIFIC INC Common    883556102    1,363      40,000 SH           Shared-Defined 1,2                40,000
TIFFANY & CO NEW             Common    886547108    2,363     100,000 SH           Shared-Defined 1,2               100,000
VERISIGN INC                 Common    92343E102      134       7,000 SH           Shared-Defined 1,2                 7,000
VIRGIN MEDIA INC             Common    92769L101    1,123     225,000 SH           Shared-Defined 1,2               225,000
WATSON PHARMACEUTICALS INC   Option    942683903    2,657     100,000        Call  Shared-Defined 1,2               100,000
WENDYS ARBYS GROUP INC       Common    950587105    6,077   1,230,114 SH           Shared-Defined 1,2             1,230,114
WESTERN UN CO                Common    959802109      717      50,000 SH           Shared-Defined 1,2                50,000
WYETH                        Common    983024100   17,216     458,975 SH           Shared-Defined 1,2               458,975